Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable And Accrued Liabilities Tables
Accounts payable and accrued liabilities
	2014	2013
Accrued liabilities related to:
Consultants and professional fees	$122,500	$105,000
Board of Directors' fees	40,000	-
Survey and other projects	14,308	-
Vacation pay, wages and bonuses payable	121,632	115,831
	298,440	220,831
Trade payables, payroll withholdings and other	484,186	718,524

	782,626	939,355